Other Liabilities - Schedule of Other Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) mine	Dec. 31, 2020	Dec. 31, 2022 CAD ($)
Other Commitments [Line Items]
Employee future benefits (Note 24)	$ 527		$ 423
Customer and other deposits	168		107
AROs (Note 3)	163		174
Manufactured gas plant site remediation	94		95
Stock-based compensation plans (Note 20)	82		79
Deferred compensation plan (Note 9)	54		48
Derivatives (Note 26)	48		72
Operating leases (Note 15)	39		34
Mine reclamation obligations	30		39
Retail energy contract	27		33
Other	38		42
Other liabilities	$ 1,270		$ 1,146
TEP | Coal Mine Reclamation
Other Commitments [Line Items]
Number of mines | mine	2
Environmental exit costs, estimated reclamation costs	$ 41
FortisAlberta
Other Commitments [Line Items]
Retail energy contract period		8 years